Business acquisition	12 Months Ended
Dec. 31, 2023
Business acquisition
Business acquisition

9.Business acquisition

(a) Acquisition of Gap (Shanghai) Commercial Co., Ltd. (“Gap SH”)

Gap SH was wholly owned by Gap Inc. (“Gap”), America’s largest specialty apparel company, offering apparel, accessories, and personal care products for women, men, and children. Gap opened its first China store in 2010. In February 2023, the Group acquired 100% equity interest of GAP SH for a total cash consideration of RMB176,385.

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
RMB’000
Total cash consideration	176,385
Total assets	960,230
Total liabilities	(780,377)
Total net assets	179,853
Gain on acquisition of a subsidiary	(3,468)

(b) Acquisition of Shanghai Mansen Brand Management Co., Ltd (“Mansen”)

Mansen is committed to creating a beauty and health brand that conforms to the health and ecological management of Chinese consumers. In April 2023, the Group acquired 51% equity interest of Mansen for a total cash consideration of RMB32,640 and recognized a goodwill of RMB10,588.

(c) Acquisition of Hangzhou Baichen Technology Co., Ltd (“Baichen”)

Baichen is committed to provision of professional comprehensive service specializing in digital marketing for renowned brands across the country. In October 2023, the Group increased its equity interest of Baichen to 51% for a total cash consideration of RMB3,112 and recognized a goodwill of RMB762.

The transaction costs related to the above acquisitions were immaterial. The financial results of the acquired businesses, which are not material, have been included in the Company’s consolidated financial statements for the period subsequent to their acquisitions. Pro forma information is not presented for the acquisitions as the impact to the consolidated financial statements is not material.

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don’t qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purposes.